Investment Adviser
                     MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
          BAINBRIDGE SECURITIES INC. 301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                          THE HUNTINGTON NATIONAL BANK
    Easton Business Service Center 7 Easton Oval EA4E72 Columbus, Ohio 43219

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
            431 North Pennsylvania Street Indianapolis, Indiana 46204


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.
SEMI-ANNUAL REPORT

For the Six Months Ended December 31, 2002

The Matterhorn Growth Fund
Letter to Stockholders

In the final six months of 2002, the market was driven by many of the same factors that prevailed during the first six months. As we mentioned in our last shareholder letter, some of these factors were fundamental in nature and some less so. The path of the economic recovery and the subsequent recovery in corporate profits remain the critical fundamental factors. To that point, evidence of an economic recovery continued to surface over the last six months, particularly in the last several months. Fueled by ever-lower interest rates, consumers continued to refinance their mortgages, which in turn has allowed consumer spending to spur economic activity. Retail sales and housing activity remained strong throughout the last six months. More importantly, in the final months of 2002, the manufacturing sector began to show some strength. The Purchasing Manager's Index and The Institute for Supply Management both began to move back over 50%, a sign that the manufacturing sector is expanding, as opposed to contracting with readings below 50%. However, factors outside the economy continue to weigh heavily on market valuations as well. We included a long list in our last letter. The potential war with Iraq occupied the primary non-economic risk during the last six months of 2002. This concern continues to be a critical factor as we write this letter in early 2003. We believe the economic recovery is intact. It will be nurtured by further fiscal and monetary stimulus. However, when stocks are priced by geo-political uncertainties and not fundamental economics, positive returns can remain elusive for some period of time. But the situation in Iraq will ultimately be resolved. Our best guess is that the conflict will be short in duration and successful in installing a new regime. Ultimately this will allow Iraq to produce oil closer to its potential capacity. This in turn will bring lower oil prices to world economies and will be another factor in driving higher economic activity. A successful resolution to Iraq will also instill confidence in corporate managers to invest, and thereby reap the rewards of an expanding economy. The recovery will become the prevailing influence. During this period, we will continue to buy good companies at attractive prices across a number of different industries. For example, recent purchases include Pfizer, General Mills, McDonalds and Chevron Texaco. We remain confident that a healthy recovery will provide positive returns from stocks.

Sincerely yours,
Gregory A. Church Portfolio Manager

                    THE MATTERHORN GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (UNAUDITED)

SHARES                                     VALUE
-------------------------------------------------
COMMON STOCKS: 95.3%
AEROSPACE/DEFENSE: 8.1%
7,000       Raytheon Co.               $  215,250
1,400       General Dynamics Corp.        111,118
                                       ----------
                                          326,368
                                       ----------
CHEMICALS: 2.9%
4,000       Dow Chemical Co. (The)        118,800
                                       ----------

COMPUTERS: 8.8%
2,500       Electronic Data Systems Corp.  46,075
12,500      Hewlett-Packard Co.           217,000
30,000      Sun Microsystems, Inc.*        93,300
                                       ----------
                                          356,375
                                       ----------

CONSUMER FOODS: 4.6%
4,000       General Mills, Inc.           187,800
                                       ----------

DRUGS & PHARMACEUTICALS: 11.6%
5,000       Eli Lilly & Co.               317,500
5,000       Pfizer, Inc.                  152,850
                                       ----------
                                          470,350
                                       ----------
ELECTRIC EQUIPMENT: 1.8%
3,000       General Electric Co.           73,050
                                       ----------
ELECTRONIC COMPONENTS: 2.2%
6,000       Texas Instruments, Inc.        90,060
                                       ----------
INSURANCE - MULTILINE: 13.4%
2,000       American International
            Group, Inc.                   115,700
3,000       Chubb Corp. (The)             156,600
6,000       Hartford Financial
            Services
            Group, Inc.                   272,580
                                       ----------
                                          544,880
                                       ----------

SHARES                                  VALUE
-------------------------------------------------

MEDIA/ENTERTAINMENT: 11.6%
11,000      AOL Time Warner, Inc.*      $ 144,100
10,000      Disney (Walt) Co.             163,100
15,000      General Motors Corp. -
            Class H*                      160,500
                                       ----------
                                          467,700
                                       ----------
OIL - FIELD SERVICES: 14.8%
3,000       ConocoPhillips Co.            145,170
2,500       ChevronTexaco Corp.           166,200
6,000       Halliburton Co.               112,260
4,200       Schlumberger Ltd.             176,778
                                       ----------
                                          600,408
                                       ----------
RESTAURANTS: 2.0%
5,000       McDonald's Corp.               80,400
                                       ----------
RETAIL: 3.1%
5,000       CVS Corp.                     124,850
                                       ----------
SEMICONDUCTOR: 1.1%
8,000       LSI Logic Corp.*               46,160
                                       ----------
SOFTWARE: 3.5%
4,000       First Data Corp.              141,640
                                       ----------
TELECOMMUNICATIONS: 1.9%
15,000      Qwest Communications
            International, Inc.            75,000
                                       ----------

TELECOMMUNICATIONS - EQUIPMENT: 1.2%
15,000      Corning, Inc.*                 49,650
                                       ----------

TELECOMMUNICATIONS - SERVICES: 2.7%
4,000       SBC Communications, Inc.      108,440
                                       ----------
TOTAL COMMON STOCKS
(cost $4,835,128)                       3,861,931
                                       ==========

                        THE MATTERHORN GROWTH FUND, INC.

SHARES                                  VALUE
-------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(cost $4,835,128): 95.3%              $ 3,861,931
Other Assets less Liabilities: 4.7%       191,994
                                      -----------
NET ASSETS: 100.0%                    $ 4,053,925
                                      ===========

* Non-income producing security.

+At December 31, 2002, the basis of invest- ments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation $ 124,794 Gross unrealized depreciation (1,097,991) Net unrealized depreciation $ (973,197) See accompanying Notes to Financial Statements.

                    THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2002 (Unaudited)
ASSETS
Investments in securities, at value (cost $4,835,128) .............    $  3,861,931
Cash ..............................................................         165,840

Receivables:
Dividends and interest ............................................          21,035
Prepaid expenses and other assets .................................          10,307
Total assets ......................................................       4,059,113
                                                                       ============

LIABILITIES
Payables:
Accrued expenses ..................................................           5,188
Total liabilities .................................................           5,188

NET ASSETS  $ 4,053,925

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
($4,053,925/1,099,020 shares outstanding; 100,000,000
shares authorized, par value $.001) ...............................           $3.69
                                                                       ============

COMPONENTS OF NET ASSETS
Paid-in capital ...................................................      $6,004,664
Accumulated net investment loss ...................................         (34,513)
Accumulated net realized loss on investments ......................        (943,029)
Net unrealized depreciation on investments ........................        (973,197)
Net assets ........................................................    $  4,053,925
                                                                       ============

See accompanying Notes to Financial Statements.


                    THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME

Income
  Dividends ....................................................      $  45,513
                                                                      ---------
  Interest .....................................................          5,607
                                                                      ---------
    Total income ...............................................         51,120

Expenses
  Advisory fees ................................................         21,237
  Transfer agent fees ..........................................         15,877
  Administration fees ..........................................         15,307
  Fund accounting fees .........................................         11,982
  Registration expense .........................................          7,736
  Audit fees ...................................................          6,481
  Distribution fees ............................................          5,309
  Reports to shareholders ......................................          4,881
  Legal fees ...................................................          3,995
  Trustee fees .................................................          3,829
  Custody fees .................................................          3,463
  Insurance expense ............................................            967
  Miscellaneous ................................................          7,072
                                                                      ---------
  Total expenses before fee waivers and custodian credits ......        108,136
  Fees waived ..................................................        (21,503)
  Fees reduced by custodian credits ............................         (1,000)
                                                                      ---------
    Total expenses after fee waivers and custodian credits .....         85,633
                                                                      ---------
NET INVESTMENT LOSS ............................................        (34,513)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss on investments ...............................       (703,746)
Net change in unrealized depreciation on investments ...........           (386)
                                                                      ---------
  Net realized and unrealized loss on investments ..............       (704,132)
                                                                      ---------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $(738,645)
                                                                      =========


See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED        YEAR ENDED
                                                     DECEMBER 31, 2002*      JUNE 30, 2002
                                                     ------------------      -------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss .................................       $ (34,513)       $  (164,416)
Net realized loss on investments ....................        (703,746)          (184,844)
Net change in unrealized depreciation
on investments ......................................            (386)        (1,708,164)
                                                          ------------      ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                    (738,645)        (2,057,424)
                                                          ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain ..............................             --            (382,690)
                                                          ------------      ------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares (a) ................         (287,066)           40,803
TOTAL DECREASE IN NET ASSETS ........................       (1,025,711)       (2,399,311)
                                                          ------------      ------------
NET ASSETS
Beginning of period .................................        5,079,636         7,478,947
                                                          ------------      ------------
END OF PERIOD .......................................     $  4,053,925      $  5,079,636
                                                          ============      ============

(a) A summary of capital share transactions is as follows:

                                            SIX MONTHS
                                               ENDED                  YEAR ENDED
                                        DECEMBER 31, 2002*          JUNE 30, 2002
                                       --------------------     ----------------------
                                       SHARES       VALUE        SHARES        VALUE
Shares sold                             16,253     $59,969       61,311      $ 348,930
Shares issued in reinvestment
of distributions                          --            --       65,252        370,629
Shares redeemed                        (91,575)   (347,035)    (127,152)      (678,756)
                                       -------   ---------     --------      ---------
Net increase (decrease)                (75,322)  $(287,066)        (589)     $  40,803
                                       =======   =========     ========      =========

* Unaudited.

See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    SIX MONTHS ENDED                YEAR ENDED JUNE 30,
                                      DECEMBER 31,   ----------------------------------------------
                                          2002+       2002       2001      2000      1999    1998
---------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                                $ 4.33      $ 6.37     $ 8.70    $ 7.70    $ 7.29   $ 6.82

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                       (0.03)      (0.14)     (0.15)    (0.17)    (0.15)   (0.11)
Net realized and unrealized gain
(loss) on investments                     (0.61)      (1.57)     (1.70)    1.50       1.52     0.85
                                        -------     -------    -------   -------   -------  -------
Total from investment operations          (0.64)      (1.71)     (1.85)    1.33       1.37     0.74
                                        -------     -------    -------   -------   -------  -------
LESS DISTRIBUTIONS:
From net realized gain                       --       (0.33)     (0.48)    (0.33)    (0.93)   (0.27)
Return of capital                            --          --         --        --     (0.03)     --
                                        -------     -------    -------   -------   -------  -------

Total distributions                          --       (0.33)     (0.48)    (0.33)    (0.96)   (0.27)

Net asset value, end of period           $ 3.69      $ 4.33     $ 6.37    $ 8.70    $ 7.70   $ 7.29
                                        =======     =======    =======   =======   =======  =======
Total return                             (14.78)%++  (28.12)%   (21.89)%   17.98%    21.10%   11.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(millions)                               $ 4.1        $5.1       $7.5      $9.7      $9.2     $9.0

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding interest)
(before fee waiver
and custodian credits)                     5.09%*      3.97%      3.48%     3.22%     3.57%    3.65%
Expenses (excluding interest)
(after fee waiver
and custodian credits)                     4.03%*      3.97%      3.48%     3.22%     3.57%    3.65%
Net investment loss (before fee
waiver and custodian credits)             (2.68)%*    (2.42)%    (2.03)%   (2.01)%   (2.12)%  (1.32)%

Net investment loss (after fee
waiver and custodian credits)             (1.62)%*    (2.42)%    (2.03)%   (2.01)%   (2.12)%  (1.32)%

Portfolio turnover rate                   23.41%++   141.27%    122.47%   101.94%    68.93%  115.28%

 + Unaudited.
 * Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                    THE MATTERHORN GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

    The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As of June 30, 2002, the Fund realized capital losses of $156,439 during the period November 1, 2001 through June 30, 2002, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2003. At June 30, 2002, the Fund has a capital loss carryforward of $14,104 expiring in 2010 available to offset future gains, if any.

                        THE MATTERHORN GROWTH FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2002, the Fund decreased paid-in capital by $164,416 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by this change.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the six months ended December 31, 2002 totaled $21,237.

The Fund is responsible for its own operating expenses. The Adviser has voluntarily waived its advisory and distribution fees for the six months ended December 31, 2002. Any fee voluntarily reduced by the Adviser shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver relates. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended December, 31 2002, the advisor waived $17,203 and $4,300 in advisory and distribution fees, respectively.

                        THE MATTERHORN GROWTH FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the six months ended December 31, 2002, Bainbridge received as commissions $6,045 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered. The Adviser has voluntarily waived $4,300 of the distribution fees paid to Bainbridge for the six months ended December 31, 2002.

D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Beekman Place Financial (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor.

Custodian fees have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Fund could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended December 31, 2002 are shown separately in the Statement of Operations.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

    The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended December 31, 2002, were $887,813 and $1,081,817 respectively.

                        THE MATTERHORN GROWTH FUND, INC.
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

On December 17, 2001, a distribution of $0.326 per share was declared. The dividend was paid on December 18, 2001 to shareholders of record on December 14, 2001. The tax character of distribution paid during the fiscal years ended June 30, 2002 and 2001 was as follows:

                                              2002             2001
                                           ---------        ---------
Distributions paid from:
Ordinary Income                            $  90,628        $     --
Long Term Capital Gain                       292,062          527,423
                                           ---------        ---------
                                           $ 382,690        $ 527,423
                                           =========        =========

As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:


Capital loss carryforward                         $   (14,104)
Unrealized depreciation                            (1,197,990)
                                                  -----------
                                                  $(1,212,094)
                                                  ===========

The difference between the book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses incurred after October 31.

                    THE MATTERHORN GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)


NOTE 6 - DIRECTORS AND OFFICER INFORMATION (Unaudited)

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                                                  PRINCIPAL             COMPLEX
                                                  OCCUPATION(S)         OVERSEEN         OTHER
NAME, ADDRESS            POSITION(S)    YEAR      DURING THE            BY            DIRECTORSHIPS
AND AGE                  HELD           ELECTED1  PAST 5 YEARS          DIRECTOR         HELD
---------------------------------------------------------------------------------------------------
"NON-INTERESTED" DIRECTORS

Kevin M. Covert          Director       1995      Assistant General     One           Cumberland
301 Oxford                                        Counsel-Employee                    Growth
Valley Road                                       Benefits, Honeywell                 Fund, Inc.
Suite 802B                                        International Inc.                  from
Yardly, PA 19067                                  since November                      October
(44)                                              1998 to Present;                    1989 to
                                                  Partner, Kulzer &                   September
                                                  DiPadova, P.A.                      1992.
                                                  (law firm) from
                                                  1984 to November
                                                  1998.

Gerald Printz            Director       1995      President,            One
301 Oxford                                        AMSADOR, Ltd.
Valley Road                                       (computer security
Suite 802B                                        and disaster
Yardly, PA 19067                                  recovery planning
(46)                                              consultant), since
                                                  1995.
Richard E.               Director       1999      Owner/operator of     One
Pfeiffer, Jr.                                     two Texaco service
301 Oxford                                        stations since 1988;
Valley Road                                       Business partner/
Suite 802B                                        Manager, AC&P@
Yardly, PA 19067                                  Rental Enterprise
(46)                                              (apartment
                                                  complexes) since November
                                                  1998.

                        THE MATTERHORN GROWTH FUND, INC.
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)


NOTE 6 - DIRECTORS AND OFFICER INFORMATION (Unaudited) (Continued)

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                                                  PRINCIPAL             COMPLEX
                                                  OCCUPATION(S)         OVERSEEN      OTHER
NAME, ADDRESS           POSITION(S)     YEAR      DURING THE            BY            DIRECTORSHIPS
AND AGE                 HELD            ELECTED1  PAST 5 YEARS          DIRECTOR      HELD
---------------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS AND OTHER OFFICERS         2
Gregory A.              President,      1995      President,            One
Church                  Secretary,                Church Capital
301 Oxford              Treasurer                 Management, Inc.
Valley Road             and Director              (formerly Church
Suite 802B                                        Capital Management,
Yardly, PA 19067                                  Inc. and G. A.
(46)                                              Church & Company)
                                                  (registered invest-
                                                  ment advisers)
                                                  since June 1987;
                                                  Chairman,
                                                  Bainbridge
                                                  Securities Inc.
                                                  (registered
                                                  broker-dealer)
                                                  since October
                                                  1994.


1 Directors and officers of the Fund serve until their resignation, removal or retirement.
2 "Interested persons" within the meaning as defined in the 1940 Act.
